As filed with the U.S. Securities and Exchange Commission on July 8, 2024

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

April 30, 2024

Bahl & Gaynor Small/Mid Cap Income Growth ETF

(formerly, AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF)

Ticker: SMIG

Bahl & Gaynor Small/Mid Cap Income Growth ETF

Bahl & Gaynor Small/Mid Cap Income Growth ETF

Letter to Shareholders
(Unaudited)

Management Discussion of Fund Performance

Fund dividends per share for the semiannual period ended 4/30/2024 (the “current fiscal period”) increased +19.2% year-over-year, contributing to SMIG’s objective of high current and growing income. Risk Management through the ownership of high-quality companies with sustainable competitive advantages remains a key tenet of the Fund; between 11/1/2023 and 4/30/2024, SMIG had an observed Beta of 0.58 relative to the Russell 2500 benchmark, suggesting favorable risk management. Additionally, the Fund generated a total return of +19.53% / +19.67% (market / NAV) versus the Russell 2500 return of +20.39% during the current fiscal period.

Positive drivers of performance during the period

●

Selection effect within Financials, and specifically the ownership of certain asset managers and property & casualty insurers, contributed positively to Fund performance. Additionally, an overweight to the investment banking & brokerage sub-industry also supported Fund performance.

●	Ownership of midstream oil & gas companies within the Energy sector and no ownership of exploration & production companies bolstered performance during the period.

●

An active overweight to high quality homebuilders, amidst a growing gap between household formations and home construction in the U.S., contributed positively to Fund performance. Performance was also supported by select restaurant ownership within Consumer Discretionary and no exposure to typically more discretionary categories such as consumer electronics, casinos & gaming, and apparel & accessories.

Negative drivers of performance during the period

●

Within Industrials, an underweight exposure to more cyclical industries like building products and construction tools & equipment detracted from Fund performance. Conversely, ownership of more defensive, through cycle data processing and human resource companies performed less favorably amidst a more “risk on” market backdrop.

●

Ownership of center-store, packaged foods companies within Consumer Staples contributed negatively to performance as the market continued to assess the potential impact on food and beverage volumes following positive obesity drug readouts.

●

An overweight to IT consulting and technology distributors within the Information Technology sector and no ownership of certain non-dividend paying hardware companies exposed to Artificial Intelligence demand detracted from Fund performance.

Bahl & Gaynor Small/Mid Cap Income Growth ETF

Letter to Shareholders
(Unaudited) (Continued)

Largest Portfolio Contributors

1.

Victory Capital (VCTR): VCTR and global asset management firm, Amundi, established a strategic partnership through a 15-year global and reciprocal distribution agreement during the period. The transaction is expected to drive double digit EPS accretion by the end of the first full year of ownership.

2.	MDC Holdings (MDC): During the period Japanese homebuilder Sekisui Homes announced the acquisition of MDC for $63/share, a 19% premium to closing stock price prior to the announcement.

3.

Hubbell (HUBB): As a key provider of electrical products, HUBB continued to experience strong demand driven by deployment of renewable generation. This combined with recent margin expansion continued to support strong earnings growth.

Largest Portfolio Detractors

1.

Inter Parfums (IPAR): During the period, fragrance demand ex-U.S. moderated due to consumer health and geopolitical tensions. IPAR also faced increased advertising and promotion costs for its newly launched brands which undermined earnings results.

2.	Insperity (NSP): Though earnings announced during 1Q2024 exceeded expectations, shares reacted to headwinds from client attrition and costs associated with an unexpected business partnership.

3.

Snap-On (SNA): Continued weakness in SNA’s tools group contributed to an unfavorable earnings reaction during the period. Despite this, legal settlement benefits and cost savings led to better-than-expected profitability.

We remain committed to our foundational philosophy and objectives, which focus on the compounding growth of cash flow income, downside protection, and long-term capital appreciation, all through the ownership of small/mid capitalization companies of high intrinsic quality and growth potential. We thank you for your partnership and look forward to the opportunities in the years ahead.

Must be preceded or accompanied by a prospectus.

The Bahl & Gaynor Small/Mid Cap Income Growth ETF is distributed by Quasar Distributors, LLC.

Past performance is not indicative of future results.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV) and may trade at a discount or premium to NAV. Shares are not individually redeemable from the Fund and may only be acquired or redeemed from the Fund in creation units.

Bahl & Gaynor Small/Mid Cap Income Growth ETF

Letter to Shareholders
(Unaudited) (Continued)

Brokerage commissions will reduce returns. Investments in mid-cap companies may involve less liquidity and greater volatility than larger companies. Diversification does not assure a profit or protect against a loss in a declining market.

Russell 2500 Index is a market-cap-weighted index that includes the smallest 2,500 companies covered in the broad-based Russell 3000 sphere of United States-based listed equities. All 2,500 of the companies included in the Index cover the small- and mid-cap market capitalizations.

Beta is a concept that measures the expected move in a portfolio’s rate of return relative to movements in the benchmark. A beta greater than 1.0 suggests the portfolio is more volatile than the benchmark and a beta less than 1.0 indicates lower volatility.

It is not possible to invest directly in an index.

For a complete list of Fund holdings please see the Schedule of Investments. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

Bahl & Gaynor Small/Mid Cap Income Growth ETF

Portfolio Allocation
As of April 30, 2024 (Unaudited)

Sector	Percentage of Net Assets
Industrials	24.4%
Financials	18.6
Materials	10.3
Information Technology	8.2
Utilities	7.7
Health Care	6.8
Consumer Staples	6.7
Energy	5.7
Real Estate	5.1
Consumer Discretionary	4.4
Communication Services	1.8
U.S. Treasury Bills	0.4
Liabilities in Excess of Other Assets	(0.1)
Total	100.0%

The Global Industry Classification Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bank Global Fund Services, LLC.

Bahl & Gaynor Small/Mid Cap Income Growth ETF

Schedule of Investments
As of April 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.7%
Communication Services — 1.8%
Interpublic Group of Companies, Inc.	49,329	$1,501,575
Nexstar Media Group, Inc.	42,146	6,745,889
		8,247,464
Consumer Discretionary — 4.4%
Meritage Homes Corporation	26,122	4,329,460
Penske Automotive Group, Inc.	33,979	5,195,729
Texas Roadhouse, Inc.	47,572	7,648,626
Tractor Supply Company	9,332	2,548,383
		19,722,198
Consumer Staples — 6.7%
Conagra Brands, Inc.	229,837	7,074,383
Inter Parfums, Inc.	106,596	12,405,642
Lancaster Colony Corporation	53,852	10,275,500
		29,755,525
Energy — 5.7%
Plains GP Holdings LP - Class A	460,783	8,390,858
Targa Resources Corporation	136,389	15,556,529
World Kinect Corporation	61,456	1,444,216
		25,391,603
Financials — 18.6%
American Financial Group, Inc.	84,449	10,788,360
Cboe Global Markets, Inc.	39,377	7,133,144
Evercore, Inc. - Class A	71,395	12,958,192
First Financial Bancorp	275,170	6,084,009
Hartford Financial Services Group, Inc.	149,124	14,448,624
Home BancShares, Inc.	370,641	8,776,779
Huntington Bancshares, Inc.	215,214	2,898,933
Victory Capital Holdings, Inc. - Class A	396,073	20,144,273
		83,232,314
Health Care — 6.8%
Perrigo Company plc	414,611	13,541,195
Quest Diagnostics, Inc.	103,774	14,339,491
US Physical Therapy, Inc.	24,359	2,472,682
		30,353,368

The accompanying notes are an integral part of these financial statements.

Bahl & Gaynor Small/Mid Cap Income Growth ETF

Schedule of Investments
As of April 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 99.7% (Continued)
Industrials — 24.4%
Booz Allen Hamilton Holding Corporation	160,215	$23,658,949
Broadridge Financial Solutions, Inc.	98,868	19,122,060
CSG Systems International, Inc.	159,587	7,538,890
Hubbell, Inc.	53,731	19,908,410
Insperity, Inc.	44,418	4,571,945
Snap-on, Inc.	62,296	16,692,836
Watsco, Inc.	38,693	17,323,630
		108,816,720
Information Technology — 8.2%
Amdocs, Ltd.	190,246	15,978,762
Avnet, Inc.	189,828	9,276,894
NetApp, Inc.	108,682	11,108,387
		36,364,043
Materials — 10.3%
Avery Dennison Corporation	61,001	13,254,297
Avient Corporation	160,426	6,805,271
Packaging Corporation of America	79,942	13,828,367
RPM International, Inc.	77,714	8,308,404
Sonoco Products Company	69,606	3,901,416
		46,097,755
Real Estate — 5.1%
Agree Realty Corporation	174,545	9,987,465
Equity LifeStyle Properties, Inc.	81,362	4,905,315
Terreno Realty Corporation	149,086	8,102,824
		22,995,604
Utilities — 7.7%
Alliant Energy Corporation	165,792	8,256,442
Atmos Energy Corporation	72,614	8,561,191
CMS Energy Corporation	66,112	4,007,048
NiSource, Inc.	494,850	13,786,521
		34,611,202
TOTAL COMMON STOCKS (Cost $409,422,978)		445,587,796

The accompanying notes are an integral part of these financial statements.

Bahl & Gaynor Small/Mid Cap Income Growth ETF

Schedule of Investments
As of April 30, 2024 (Unaudited) (Continued)

	Par Value	Value
SHORT-TERM INVESTMENTS — 0.4%
U.S. Treasury Bills — 0.4%
5.13%, 05/30/2024(a)(b)	$299,000	$297,731
5.08%, 06/04/2024(a)(b)	62,000	61,691
5.17%, 06/06/2024(a)(b)	91,000	90,520
5.20%, 06/13/2024(a)(b)	506,000	502,821
5.28%, 07/11/2024(a)(b)	175,000	173,186
5.29%, 07/18/2024(a)(b)	127,000	125,557
5.31%, 07/25/2024(a)(b)	279,000	275,546
5.30%, 08/01/2024(a)(b)	140,000	138,121
		1,665,173
TOTAL SHORT-TERM INVESTMENTS (Cost $1,665,361)		1,665,173

TOTAL INVESTMENTS — 100.1% (Cost $411,088,339)		$447,252,969
Liabilities in Excess of Other Assets — (0.1)%		(458,734)
TOTAL NET ASSETS — 100.0%		$446,794,235

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company
(a)	The rate shown is the effective yield as of April 30, 2024.
(b)	Zero Coupon Bond.

The accompanying notes are an integral part of these financial statements.

Bahl & Gaynor Small/Mid Cap Income Growth ETF

Statement of Assets and Liabilities
April 30, 2024 (Unaudited)

ASSETS
Investments in securities, at value*	$447,252,969
Dividends and interest receivable	583,385
Cash	3,379
Total assets	447,839,733

LIABILITIES
Payable for securities purchased	133,111
Distribution payable	695,000
Management fees payable	217,387
Total liabilities	1,045,498

NET ASSETS	$446,794,235

Net Assets Consist of:
Paid-in capital	$414,841,514
Total distributable earnings (accumulated deficit)	31,952,721
Net assets	$446,794,235

Net Asset Value:
Net assets	$446,794,235
Shares outstanding ^	17,190,000
Net asset value, offering and redemption price per share	$25.99

* Identified Cost:
Investments in Securities	$411,088,339

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Bahl & Gaynor Small/Mid Cap Income Growth ETF

Statement of Operations
For the Six-Months Ended April 30, 2024 (Unaudited)

INCOME
Dividends	$5,499,416
Interest	27,345
Total investment income	5,526,761

EXPENSES
Management fees	1,168,758
Total expenses	1,168,758
Net investment income (loss)	4,358,003

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(8,573,518)
In-kind redemptions	18,942,800
Change in unrealized appreciation (depreciation) on:
Investments	49,618,578
Net realized and unrealized gain (loss) on investments	59,987,860
Net increase (decrease) in net assets resulting from operations	$64,345,863

The accompanying notes are an integral part of these financial statements.

Bahl & Gaynor Small/Mid Cap Income Growth ETF

Statements of Changes in Net Assets

	Six-Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
OPERATIONS
Net investment income (loss)	$4,358,003	$4,899,007
Net realized gain (loss) on investments	10,369,282	(5,103,330)
Change in unrealized appreciation (depreciation) on investments	49,618,578	(13,688,462)
Net increase (decrease) in net assets resulting from operations	64,345,863	(13,892,785)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(4,303,890)	(4,918,536)
Total distributions to shareholders	(4,303,890)	(4,918,536)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	161,024,064	223,346,772
Payments for shares redeemed	(82,058,251)	(38,239,230)
Net increase (decrease) in net assets derived from capital share transactions (a)	78,965,813	185,107,542
Net increase (decrease) in net assets	$139,007,786	$166,296,221

NET ASSETS
Beginning of period/year	$307,786,449	$141,490,228
End of period/year	$446,794,235	$307,786,449

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	6,360,000	9,500,000
Shares redeemed	(3,190,000)	(1,630,000)
Net increase (decrease)	3,170,000	7,870,000

The accompanying notes are an integral part of these financial statements.

Bahl & Gaynor Small/Mid Cap Income Growth ETF

Financial Highlights
For a capital share outstanding throughout the period/year

	Six-Months Ended April 30, 2024		Year Ended October 31,		Period Ended October 31,
	(Unaudited)		2023	2022	2021(1)
Net asset value, beginning of period/year	$21.95		$23.01	$24.96	$25.10

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.28		0.49	0.48	0.08
Net realized and unrealized gain (loss) on investments (6)	4.03		(1.08)	(2.01)	(0.15)
Total from investment operations	4.31		(0.59)	(1.53)	(0.07)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.27)		(0.47)	(0.42)	(0.07)
Total distributions to shareholders	(0.27)		(0.47)	(0.42)	(0.07)

Net asset value, end of period/year	$25.99		$21.95	$23.01	$24.96

Total return	19.67	%(3)	-2.60%	-6.16%	-0.27	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$446,794		$307,786	$141,490	$6,740

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.60	%(4)	0.60%	0.60%	0.60	%(4)
Net investment income (loss) to average net assets	2.24	%(4)	2.10%	2.08%	1.70	%(4)
Portfolio turnover rate (5)	13	%(3)	19%	31%	5	%(3)

(1)	Commencement of operations on August 25, 2021.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Bahl & Gaynor Small/Mid Cap Income Growth ETF

Notes to Financial Statements
April 30, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

Bahl & Gaynor Small/Mid Cap Income Growth ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek current and growing dividend income, downside protection, and long-term capital appreciation. The Fund commenced operations on August 25, 2021.

The end of the reporting period for the Fund is April 30, 2024, and the period covered by these Notes to Financial Statements is the period from November 1, 2023 through April 30, 2024 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Bahl & Gaynor Small/Mid Cap Income Growth ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) (Continued)

Debt securities, including short-term debt instruments, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Bahl & Gaynor Small/Mid Cap Income Growth ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$445,587,796	$—	$—	$445,587,796
Short-Term Investments	—	1,665,173	—	1,665,173
Total Investments in Securities	$445,587,796	$1,665,173	$—	$447,252,969

^	See Schedule of Investments for breakout of investments by sector.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend

Bahl & Gaynor Small/Mid Cap Income Growth ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) (Continued)

income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income and expense is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method.

Distributions received from the Fund’s investments in Real Estate Investment Trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income, if any, are declared and paid monthly by the Fund. Distributions to shareholders of net realized gains on securities are declared and paid by the Fund on an annual basis. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these

Bahl & Gaynor Small/Mid Cap Income Growth ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) (Continued)

arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These classifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind transactions. For the fiscal year ended October 31, 2023, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$(3,871,523)	$3,871,523

I.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Bahl & Gaynor, Inc. (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and all other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For the services it provides to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate

Bahl & Gaynor Small/Mid Cap Income Growth ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) (Continued)

of 0.60% of the Fund’s average daily net assets. Prior to April 8, 2024, Advisors Asset Management, Inc. served as the investment adviser and Bahl & Gaynor, Inc. served as the sub-adviser for the Fund.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

All officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $49,547,545 and $54,887,095, respectively.

During the current fiscal period, there were no purchases or sales of long-term U.S. Government securities. The Fund held U.S. Treasury Bills during the current fiscal period which are considered short-term securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were $158,184,434 and $73,563,548, respectively.

NOTE 5 – INCOME TAX INFORMATION

The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.

Bahl & Gaynor Small/Mid Cap Income Growth ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) (Continued)

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of October 31, 2023 were as follows:

Tax cost of investments	$327,597,148
Gross tax unrealized appreciation	$14,166,999
Gross tax unrealized depreciation	(33,500,412)
Net tax unrealized appreciation (depreciation)	(19,333,413)
Undistributed ordinary income	—
Undistributed long-term capital gains	—
Other accumulated gain (loss)	(8,755,839)
Distributable earnings (accumulated deficit)	$(28,089,252)

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable period ended October 31, 2023, the Fund did not elect to defer any post-October capital losses or late-year ordinary losses.

As of October 31, 2023, the Fund had $6,328,752 of short-term capital loss carryforward and $2,427,087 of long-term capital loss carryforward.

The tax character of distributions paid by the Fund during the years ended October 31, 2023 was $4,918,536 and October 31, 2022 was $1,410,389 of ordinary income.

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”).Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement

Bahl & Gaynor Small/Mid Cap Income Growth ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) (Continued)

with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

NOTE 7 – RISKS

Dividend-Paying Securities Risk. There is no guarantee that issuers of the securities held by the Fund will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

Market Capitalization Risk. The securities of small- and mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Bahl & Gaynor Small/Mid Cap Income Growth ETF

Expense Example
For the Six-Months Ended April 30, 2024 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period as indicated in the following Expense Example Table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Bahl & Gaynor Small/Mid Cap Income Growth ETF

Expense Example
For the Six-Months Ended April 30, 2024 (Unaudited) (Continued)

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During the Period(1)
Actual	$1,000.00	$1,196.70	$3.28
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.88	$3.02

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio, 0.60%, multiplied by the average account value during the period, multiplied by 182/366 to reflect the one-half year period.

Bahl & Gaynor Small/Mid Cap Income Growth ETF

Review of Liquidity Risk Management Program
(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2023. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Bahl & Gaynor Small/Mid Cap Income Growth ETF

Approval of Advisory Agreement & Board Considerations
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a special meeting held on March 11, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Investment Advisory Agreement (the “New Advisory Agreement”) between Bahl & Gaynor, Inc. (“Bahl & Gaynor” or the “Adviser”) and the Trust, on behalf of the Bahl & Gaynor Small/Mid Cap Income Growth ETF (the “Fund”), for an initial two-year term. Also at the Meeting, to avoid disruption of the Fund’s investment management program, the Board considered the approval of an interim investment advisory agreement between the Trust, on behalf of the Fund, and Bahl & Gaynor (the “Interim Agreement”), under which Bahl & Gaynor may provide investment advisory services for the Fund for up to 150 days pending shareholder approval of the New Advisory Agreement. Each of the Board considerations described below with respect to the New Advisory Agreement apply also to the Board’s approval of the Interim Agreement.

Prior to the Meeting, the Board, including the Trustees who are not parties to the New Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from Bahl & Gaynor regarding, among other things: (i) the nature, extent, and quality of the services to be provided to the Fund by the Adviser; (ii) the historical performance of the Fund; (iii) the estimated cost of the services to be provided by the Adviser and the profits expected to be realized by the Adviser from providing such services, including any fall-out benefits enjoyed by the Adviser or its affiliates; (iv) comparative performance, fee and expense data for the Fund and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares the Fund’s past performance, fees and expenses to relevant market benchmarks and peer groups (the “Barrington Report”); (v) the extent to which any economies of scale realized by the Adviser in connection with its services are, or will be, shared with Fund shareholders; (vi) any other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund; and (vii) other factors the Board deemed to be relevant.

The Board also considered that Bahl & Gaynor, along with other service providers of the Fund, had provided written updates on the firm over the course of the year with respect to its role as investment sub-adviser to the Fund and as investment adviser to the Bahl & Gaynor Income Growth ETF, a separate series in the Trust. The Board considered that information alongside the Materials in its consideration of whether the New Advisory Agreement should be approved. Additionally, Bahl & Gaynor’s representatives provided an oral overview of the services to be provided to the Fund by Bahl & Gaynor, additional information about Bahl & Gaynor’s personnel and operations, and a description of the transition of investment advisers for the Fund and the effect it would have on the management of the Fund. The Board then discussed

Bahl & Gaynor Small/Mid Cap Income Growth ETF

Approval of Advisory Agreement & Board Considerations
(Unaudited) (Continued)

the Materials, Bahl & Gaynor’s oral presentation, and any other information that the Board received at or prior to the Board Meeting, after which the Board deliberated on the approval of the New Advisory Agreement in light of this information.

Approval of the New Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the New Advisory Agreement, noting that the Adviser will provide at least the same level of investment management services to the Fund as provided collectively by Advisors Asset Management, Inc. (“AAM”), as the Fund’s prior investment adviser, and Bahl & Gaynor, in its former role as the Fund’s sub-adviser. In addition, the Board considered its experience with Bahl & Gaynor as the investment sub-adviser to this Fund since its inception as well as its experience with Bahl & Gaynor as the investment adviser to a separate series of the Trust. In considering the nature, extent, and quality of the services to be provided by Bahl & Gaynor, the Board considered the quality of the Adviser’s compliance infrastructure and reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board noted that it had also previously received copies of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information, as well as details about the Fund.

The Board also considered the services to be provided by the Adviser to the Fund, including the day-to-day management of the Fund’s portfolio, monitoring the extent to which the Fund achieves its investment objective as an actively managed fund, and monitoring the Fund’s adherence to its investment restrictions and its compliance with the Fund’s policies and procedures and applicable securities regulations.

Historical Performance. The Trustees next considered the Fund’s performance, noting that Bahl & Gaynor has served as the Fund’s sub-adviser since the Fund’s inception. The Board observed that additional information regarding the Fund’s past investment performance, for periods ended December 31, 2023, had been included in the Materials, including the Barrington Report, which compared the performance results of the Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable (the “Peer Group”) as well as with funds in the Fund’s Morningstar category – U.S. Fund Small Value (the “Category Peer Group”). The Board considered that the funds included in the Peer Group were all actively managed, small- or mid-cap ETFs with similar investment strategies, noting there are few actively managed small-cap ETFs in the market available for comparative purposes.

Bahl & Gaynor Small/Mid Cap Income Growth ETF

Approval of Advisory Agreement & Board Considerations
(Unaudited) (Continued)

The Board noted that, for the since inception period ended December 31, 2023, the Fund outperformed its broad-based benchmark, the Russell 2500 Total Return Index; however, the Fund underperformed its benchmark over the one-year period. The Russell 2500 Total Return Index measures the performance of small- to mid-cap companies in the U.S. equity market. The Board also noted that the Fund’s performance over the one-year and since inceptions periods was generally consistent with the performance of Bahl & Gaynor’s Small/Mid Cap Income Growth Composite, which is comprised of separate accounts managed by Bahl & Gaynor using the same principal investment strategies. The Board also considered that, for the one-year period ended December 31, 2023, the Fund slightly underperformed the median return of its Peer Group and underperformed the median return of its Category Peer Group. In addition, the Board took into consideration that the Fund commenced operations on August 25, 2021, and thus had been operating for less than three years as of the date of the Board Meeting, which was a relatively short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions.

Costs of Services Provided and Economies of Scale. The Board then reviewed the Fund’s fees and expenses, noting that the advisory fee rate under the New Advisory Agreement will be the same as the advisory fee rate under the prior investment advisory agreement between the Trust, on behalf of the Fund, and AAM. The Board took into consideration that, like AAM, the Adviser would charge a “unified fee,” meaning the Fund pays no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses (“AFFE”), extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of the Adviser’s own fee and resources.

The Board compared the Fund’s net expense ratio to those of its Peer Group and Category Peer Group as shown in the Barrington Report. Additionally, at the Board’s request, the Adviser identified the funds the Adviser considered to be the Fund’s most direct competitors (the “Selected Peer Group”) and provided the Selected Peer Group’s fees and expenses as well. The funds in the Selected Peer Group include a mix of index-based and actively managed, small- and mid-cap dividend funds that focus on growth factors. The Board noted that the Fund’s net expense ratio was lower than the median net expense ratio of the Peer Group and Category Peer Group and lower than the expense ratio associated with Bahl & Gaynor’s Small/Mid Cap Income Growth Composite. In addition, the Board noted that the Fund’s net expense ratio was within the range of net expense ratios of the funds in its Selected Peer Group.

Bahl & Gaynor Small/Mid Cap Income Growth ETF

Approval of Advisory Agreement & Board Considerations
(Unaudited) (Continued)

The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Fund and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s profitability with respect to the Fund at various actual and projected Fund asset levels.

The Board also considered the Fund’s expenses and the structure of the Fund’s advisory fee with respect to potential economies of scale. The Board noted that the Fund’s fee structure did not contain any breakpoint reductions as the Fund’s assets grow but considered that the Fund’s fee structure is a unified fee. The Board concluded that the current fee structure reflects a sharing of economies of scale between the Adviser and the Fund at the Fund’s current asset level. The Board also noted its intention to monitor fees as the Fund grows in size and assess whether advisory fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the New Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the New Advisory Agreement, including the compensation payable under the New Advisory Agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the New Advisory Agreement was in the best interests of the Fund and its shareholders.

Bahl & Gaynor Small/Mid Cap Income Growth ETF

Results of Shareholder Meeting
(Unaudited)

A Special Meeting of Shareholders of the Fund was held on June 14, 2024 at the offices of U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin, pursuant to notice given to all shareholders of record of the Fund at the close of business on May 2, 2024. At the Special Meeting, shareholders were asked to approve the following proposal, and the tabulation of the shareholder votes rendered the following results:

Proposal	Votes For	Votes Against	Abstained
To approve a new investment advisory agreement between the Trust, on behalf the Fund, and Bahl & Gaynor, Inc. No increase in shareholder fees or expenses is being proposed.	13,942,072.00	16,075.00	7,150.00

Bahl & Gaynor Small/Mid Cap Income Growth ETF

Federal Tax Information
(Unaudited)

For the fiscal period ended October 31, 2023, certain dividends paid by the Fund may be subject to a maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividend received deduction for the fiscal period ended October 31, 2023 was 100%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

Information About Portfolio Holdings
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (885) 944-1711 or by accessing the Fund’s website at etf.bahl-gaynor.com/smig. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at etf.bahl-gaynor.com/smig daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (885) 944-1711, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at etf.bahl-gaynor.com/smig.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (885) 944-1711 or by accessing the SEC’s website at www.sec.gov.

Bahl & Gaynor Small/Mid Cap Income Growth ETF

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at etf.bahl-gaynor.com/smig.

Information About The Fund’s Trustees
(Unaudited)

The SAI includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (885) 944-1711, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at etf.bahl-gaynor.com/smig.

Adviser

Bahl & Gaynor, Inc.
255 East Fifth Street, Suite 2700
Cincinnati, Ohio 45202

Distributor

Quasar Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Bahl & Gaynor Small/Mid Cap Income Growth ETF

Symbol – SMIG
CUSIP – 26922B832

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	7/08/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	7/08/2024

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	7/08/2024

*	Print the name and title of each signing officer under his or her signature.